
                                                                                                     -----------------------------
                                                                                                             OMB APPROVAL
                                                                                                     ------------------------------
                                                                                                         OMB Number: 3235-006
                                                                                                      Expires: February 28, 1994
                                                            UNITED STATES                             Estimated average burden
                                                  SECURITIES AND EXCHANGE COMMISSION                   hours per form......24.60
                                                                                                     ------------------------------
                                                       WASHINGTON, D.C. 20549
                                                                                                            -----------------------
                                                                                                                 SEC USE ONLY
                                                                                                            -----------------------
                                                              FORM 13F
                                                                                                            -----------------------

                                  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                          TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                   Report for the Calendar Year or Quarter Ended June 30, 2002.
                                                                                --------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,              Louisville,                  KY                      40202
-----------------------------------------------------------------------------------------------------------------------------------
Business Address                         (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                            ATTENTION
-----------------------------------------------------------------------------------------------------------------------------------
                     INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                            SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
-----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and  the submission of any amendment represents that all unamend-
ed items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has
caused this report to be signed on its behalf in the City of               Louisville                and State of      Kentucky
                                                             ---------------------------------------              -----------------
on the         26th            day of                  July             , 2002.
       -----------------------        ----------------------------------  -----

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):  (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.
Name:                                        13f file No.:         Name:                                          13f file No.:
-------------------------------------  --------------------------  -----------------------------------------  ---------------------
1.  Todd Investment Advisors, Inc.            28-834               6.
-------------------------------------  --------------------------  -----------------------------------------  ---------------------
2.                                                                 7.
-------------------------------------  --------------------------  -----------------------------------------  ---------------------
3.                                                                 8.
-------------------------------------  --------------------------  -----------------------------------------  ---------------------
4.                                                                 9.
-------------------------------------  --------------------------  -----------------------------------------  ---------------------
5.                                                                 10.
-------------------------------------  --------------------------  -----------------------------------------  ---------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                      0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                               127
FORM 13F INFORMATION TABLE VALUE TOTAL:                           1780012


LIST OF OTHER INCLUDED MANAGERS:
NO.                                          13F FILE NUMBER      NAME

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.   Sole  Shared    None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
3M CO                             88579Y101    1414    11,492                                             7,100              4392
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       002824100    1231    32,690                                             5,890             26800
----------------------------------------------------------------------------------------------------------------------------------
AEGON N V                         007924103    1005    49,371                                             7,432             41939
----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC          00846U101    6467   273,449                                                 0            273449
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               025816109     674    18,544                                            18,544                 0
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC           026874107   11162   163,591                                            12,877            150714
----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC            035229103   12327   246,535                                           225,615             20920
----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                 038222105   11238   590,830                                           262,740            328090
----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                039583109    4460   167,025                                           149,625             17400
----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC                       044204105     205     5,052                                             5,052                 0
----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN          053015103   15571   357,550                                             5,900            351650
----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                    054303102     643    12,300                                             1,500             10800
----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP              060505104   82068 1,166,400                                           289,010            877390
----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                     06423A103   16756   436,359                                            24,646            411713
----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                   071813109     360     8,100                                             1,100              7000
----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                    079860102    1070    33,966                                             4,700             29266
----------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                   093671105   51959 1,125,865                                           298,755            827110
----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 9

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.  Sole    Shared    None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                         097023105     725    16,100                                            16,100                 0
----------------------------------------------------------------------------------------------------------------------------------
                                             219335
----------------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC            10180P105     227     8,400                                             8,400                 0
----------------------------------------------------------------------------------------------------------------------------------
BP PLC                            055622104   37077   734,335                                           317,068            417267
----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO           110122108   19625   763,616                                           210,917            552699
----------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                 115637209     462     6,700                                             1,000              5700
----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC                122014103     860    22,629                                            22,040               589
----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC               14149Y108   16197   263,758                                           147,426            116332
----------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                    156700106     274     9,287                                                 0              9287
----------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                166764100   25711   290,520                                            90,257            200263
----------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP              172062101     423     9,100                                                 0              9100
----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                     17275R102   13320   954,849                                           375,469            579380
----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     172967101   31320   808,256                                           201,204            607052
----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                      191216100   10681   190,741                                            22,965            167776
----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO              194162103     270     5,400                                                 0              5400
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC           204912109    6924   435,750                                                 0            435750
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP            205363104   31122   651,080                                           155,725            495355
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers   (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst. Sole   Shared     None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC                        208251504   25182   905,815                                           138,102            767713
----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                       208464107      20    10,000                                                 0             10000
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL           247361108    6044   302,200                                            33,750            268450
----------------------------------------------------------------------------------------------------------------------------------
                                             225739
----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                    254687106     833    44,100                                            32,500             11600
----------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW           25746U109   20483   309,410                                            62,810            246600
----------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                        260003108     473    13,500                                             4,000              9500
----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                       260543103   18700   543,917                                           212,020            331897
----------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &          263534109     881    19,842                                            15,900              3942
----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                  264399106   40995 1,318,173                                           343,725            974448
----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                  264411505    3263   112,710                                            87,510             25200
----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                      28336L109   15437   749,013                                           205,864            543149
----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                   291011104   31672   591,890                                           149,945            441945
----------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                    292845104    8612   304,100                                            30,500            273600
----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES          294741103    6608   219,527                                           191,064             28463
----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                29476L107    3113   108,285                                            92,145             16140
----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                  30231G102   42470 1,037,886                                            39,998            997888
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers     (a)     (b)     (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.   Sole   Shared    None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP          313400301     266     4,350                                             1,500              2850
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN             313586109   33812   458,471                                           137,911            320560
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR            313474206    4572   165,000                                                 0            165000
----------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY           32054K103    4192   127,620                                           109,970             17650
----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP             339030108    7497   231,746                                           216,646             15100
----------------------------------------------------------------------------------------------------------------------------------
                                             243879
----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD              Y2573F102    1992   279,343                                           254,665             24678
----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                   345370860   10669   666,819                                           240,223            426596
----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                       364730101   16015   211,000                                                 0            211000
----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   369604103   55640 1,915,331                                           517,804           1397527
----------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                      423074103   11820   287,600                                             2,400            285200
----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                428236103    7191   470,600                                            32,400            438200
----------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND INDS INC              431573104     204     3,640                                               500              3140
----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                    437076102   26891   732,125                                           164,895            567230
----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                438516106    1600    45,430                                            25,000             20430
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC                441815107   20020   402,820                                           144,660            258160
----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        458140100   22490 1,230,964                                           235,105            995859
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)      (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.  Sole    Shared    None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M          459200101    1110    15,416                                             7,400              8016
----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                     460146103    6930   159,014                                             4,014            155000
----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO             46625H100    1285    37,873                                            29,843              8030
----------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP              475070108    8729   185,732                                            31,965            153767
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                 478160104   21374   408,994                                            29,850            379144
----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                   492386107   23988   447,948                                           126,498            321450
----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                       493267108     246     9,000                                                 0              9000
----------------------------------------------------------------------------------------------------------------------------------
                                             238194
----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                      49337W100   21327   566,444                                           148,394            418050
----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP               494368103   71200 1,148,394                                           297,073            851321
----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                 529771107     867    15,945                                            14,445              1500
----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    532457108     581    10,300                                             6,750              3550
----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC           549463107      25    14,760                                             2,760             12000
----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP               554489104    3158    89,855                                            86,905              2950
----------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP                 565849106     382    14,100                                            14,100                 0
----------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC          571748102     425     4,400                                               400              4000
----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                          55262C100    9080   160,631                                            26,369            134262
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.  Sole   Shared    None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                         55262L100   48865 1,477,625                                           396,408           1081217
----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                    580135101   20644   725,635                                           219,345            506290
----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                     58155Q103   12092   369,790                                           170,030            199760
----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                  58551A108     601    19,126                                             1,000             18126
----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                    589331107   34749   686,193                                           193,105            493088
----------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS                552848103   19211   283,345                                           165,075            118270
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    594918104   72540 1,326,141                                           391,806            934335
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                635405103    2387    71,798                                             6,700             65098
----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP             655844108     233     9,983                                               400              9583
----------------------------------------------------------------------------------------------------------------------------------
                                             318367
----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                       68389X105     644    68,000                                            60,020              7980
----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                       713448108     609    12,640                                            12,340               300
----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        717081103   27471   784,884                                           129,134            655750
----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC             718154107     685    15,675                                            14,525              1150
----------------------------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO                  718507106   37091   629,948                                           143,988            485960
----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC           693475105    6669   127,554                                           116,965             10589
----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO               742718109    1460    16,348                                             2,400             13948
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.   Sole   Shared   None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                       755111507   10797   264,945                                             6,245            258700
----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                 758940100   15376   437,450                                               450            437000
----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO               780257804    7681   138,964                                             4,000            134964
----------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                   785060104     677    16,529                                                 0             16529
----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                       786514208   15478   530,260                                           192,825            337435
----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                     803111103     865    41,890                                             9,720             32170
----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC            78387G103   42815 1,403,770                                           344,572           1059198
----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP              806605101     714    29,040                                             5,140             23900
----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                  806857108    6167   132,620                                            29,170            103450
----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW          828806109    3645    98,940                                            85,490             13450
----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                       842587107     340    12,400                                             1,600             10800
----------------------------------------------------------------------------------------------------------------------------------
                                             179184
----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       852061100     690    64,994                                            62,644              2350
----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                    857477103     447    10,000                                                 0             10000
----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC              867363103   23496   887,310                                           264,120            623190
----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                       87612E106   64924 1,704,055                                           418,930           1285125
----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                   872375100   16295   658,375                                           233,550            424825
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.   Sole   Shared   None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC              87900H100       0    10,000                                                 0             10000
----------------------------------------------------------------------------------------------------------------------------------
TUPPERWARE CORP                   899896104     297    14,300                                             1,300             13000
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                    907818108   12488   197,346                                            66,446            130900
----------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP          913017109   58564   862,510                                           229,750            632760
----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                       915289102   19458   526,735                                           138,085            388650
----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                    902973304     927    39,718                                            26,200             13518
----------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS            92343V104   54947 1,368,552                                           317,472           1051080
----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW             929903102   35226   922,630                                           125,690            796940
----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC               931142103    1579    28,695                                            12,195             16500
----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                       931422109     705    18,260                                             4,600             13660
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                939322103    2108    56,800                                            55,200              1600
----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK          94973H108   58478   751,545                                           187,725            563820
----------------------------------------------------------------------------------------------------------------------------------
WYETH                             983024100    1673    32,680                                             6,100             26580
----------------------------------------------------------------------------------------------------------------------------------
                                             352302
----------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC                   98389B100    1004    59,874                                            59,874                 0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            1780012
----------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F                                          (SEC USE ONLY)

                                        Name of Reporting Manager   Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                Voting Authority (Shares)
                           Item 2:           Item 4:   Item 5: -------------------------------         ----------------------------
            Item 1:        Title   Item 3:    Fair    Shares of                                Item 7:
         Name of Issuer     of      CUSIP    Market   Principal          (b) Shared-           Managers    (a)     (b)      (c)
                           Class    Number   Value     Amount  (a) Sole  As Defined (c) Shared See Inst.   Sole   Shared   None
                                                                         in Inst. V     Other      V
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------